Trade receivables	12 Months Ended
Mar. 31, 2015
Receivables [Abstract]
Trade receivables

3. Trade receivables

The activity in the allowance for doubtful receivables was as follows:

	Year ended March 31,
	2015	2014	2013
Balance at beginning of year	$3,182	$3,500	$3,104
Charge to bad debts expense	2,288	516	3,377
Write-off of receivables	(439)	(542)	(2,909)
Currency translation adjustment	(639)	(292)	(72)

Balance at end of year	$4,392	$3,182	$3,500